Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company uses the Black-Scholes-Merton Option Pricing Model to estimate the fair value of awards on the measurement date using the weighted average assumptions noted in the following table:

Year	Interest rate %	Dividend Yield %	Expected Volatility %	Expected Life
2012	0.42	0.0	61.12	96 months
2011	1.40	0.0	59.4	76 months

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Outstanding compensatory options consist of the following:

		Weighted Average
	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	4,076,145	$1.70	$0.56	3.8	$-
Granted	498,501	0.12	0.08	5.0	-
Exercised	-	-	-	-	-
Forfeited or lapsed	(214,301)	$2.91	0.79	-	-
Options outstanding at September 30, 2013	4,360,345	$1.48	$0.55	3.4	$-
Options exercisable at September 30, 2013	3,468,725	$1.69	$0.58	2.8	$-

The following table provides consolidated summary information on the Company’s stock option activity for the years ended
December 31, 2012 and 2011.
		2012
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2011	3,909,300	$1.85	$0.64	4.2
Granted	536,429	1.13	0.15
Exercised	-	-	-
Forfeited or lapsed	(369,584)	2.45	0.82
Options outstanding at December 31, 2012	4,076,145	$1.70	$0.56	3.8	$-
Options exercisable at December 31, 2012	2,965,998	$1.90	$0.65	3.0	$-

		2011
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2010	3,578,520	$1.97	$0.70
Granted	579,552	1.22	0.30
Exercised	-	-	-
Forfeited or lapsed	(248,772)	2.17	0.68
Options outstanding at December 31, 2011	3,909,300	$1.85	$0.65	4.2	$-
Options exercisable at December 31, 2011	2,515,660	$2.12	$0.77	3.2	$-

Schedule of Nonvested Share Activity [Table Text Block]
All non-vested compensatory stock options consist of the following:	All Options
	Shares	Fair Value
Options subject to future vesting at December 31, 2012	1,110,147	$0.24
Options granted	498,501	0.56
Options forfeited or lapsed	(214,301)	0.11
Options vested	(502,727)	0.32
Options subject to future vesting at September 30, 2013	891,620	$0.41

The following table summarizes the status of the Company’s non-vested options:

All non-vested stock options as of December 31, 2012	Shares	Fair Value
Options subject to future vesting at December 31, 2011	1,393,638	$0.43
Options granted	536,429	0.15
Options forfeited or lapsed	(101,582)	0.25
Options vested	(718,338)	0.42
Options subject to future vesting at December 31, 2012	1,110,147	$0.40